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                            WRL FREEDOM PREMIER(R)
                               VARIABLE ANNUITY

                                Issued Through
                          WRL SERIES ANNUITY ACCOUNT
                                      By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Supplement Dated October 5, 2001
       To Prospectus Dated May 1, 2001, as Supplemented August 10, 2001
                              and August 24, 2001

Please use this supplement with the WRL Freedom Premier(R) prospectus dated May 1, 2001, as supplemented August 10, 2001 and August 24, 2001. Read it carefully and keep it with your May 1, 2001 prospectus, as supplemented August 10, 2001 and August 24, 2001, for future reference.

Effective October 5, 2001:

 .    GE Asset Management Incorporated terminates as subadviser of the GE
     International Equity portfolio;
 .    American Century Investment Management, Inc. enters into an interim subadvisory agreement with AEGON/Transamerica Fund Advisers, Inc., the investment adviser of AEGON/Transamerica Series Fund, Inc. (the "Fund"), until Board and shareholder approval is received;
 .    the GE International Equity portfolio is renamed International Equity; and
 .    the GE International Equity subaccount is renamed WRL International Equity.

The portfolio's management fees and investment objective remain unchanged.

As a result of the foregoing portfolio/subadviser changes, all references in the prospectus to:

 .    the GE International Equity portfolio are amended to refer to the
     International Equity portfolio;
 .    the GE International Equity subaccount are amended to refer to the WRL GE
     International Equity subaccount; and
 .    GE Asset Management Incorporated are amended to refer to American Century
     Investment Management, Inc.

Effective February 28, 2002, subject to Board and shareholder approval:

 .    the American Century International portfolio (which is an existing Fund investment option but is not currently included as an investment option under WRL Freedom Premier(R)), will merge into the International Equity portfolio; and
 .    the portfolio management fees will be 1.00% of the portfolio's average daily net assets initially, then gradually declining, in 0.05% increments, as the portfolio's average daily net assets increase.

For the period from October 5, 2001 to February 28, 2002, the portfolio will remain open to all investors.

Effective March 1, 2002, subject to Board and shareholder approval:

 .    the International Equity portfolio will be renamed American Century
     International Equity;
 .    the International Equity subaccount will be renamed WRL American Century
     International Equity;
 .    the portfolio management fees will reflect the management fees of the current American Century International Equity portfolio, as described above; and
 .    the portfolio expense limit will be 1.50% (was 1.20%).